Shareholders' Equity (Tables)	6 Months Ended
Sep. 30, 2020
Common stock [Member]
Statement [LineItems]
Number of Shares
The number of issued shares of common stock and common stock held by the Company at September 30, 2020 and March 31, 2020 was as follows:

	At September 30, 2020	At March 31, 2020
Shares outstanding	1,374,040,061	1,373,171,556
Shares in treasury	3,609,749	3,645,043

Preferred stock [Member]
Statement [LineItems]
Number of Shares
The following table shows the number of shares of preferred stock at September 30, 2020 and March 31, 2020.

	At September 30, 2020		At March 31, 2020
	Authorized	Issued	Authorized	Issued
Type 5 preferred stock	167,000	—	167,000	—
Type 7 preferred stock	167,000	—	167,000	—
Type 8 preferred stock	115,000	—	115,000	—
Type 9 preferred stock	115,000	—	115,000	—